FAIR VALUE MEASUREMENTS (Summary of Fair Value Assumptions) (Details) - shares	2 Months Ended	12 Months Ended
	Feb. 24, 2015	Dec. 31, 2015	Dec. 31, 2014
Warrants, Series C Preferred Shares [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	55.69%		51.70%
Risk-free rate	1.21%		1.58%
Dividend yield	0.00%		0.00%
Expected term	4 years 2 months 1 day		4 years 2 months 12 days
Warrants, Series D Preferred Shares [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility			60.12%
Risk-free rate			0.05%
Dividend yield			0.00%
Expected term			2 months 16 days
Series C Preferred Share Warrants Conversion [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of shares issued for conversion		92,221
C2 Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expired		8,366	18,586
C2 Warrants [Member] | Series C Preferred Share Warrants Conversion [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of shares converted		50,399
C1 Warrants [Member] | Series C Preferred Share Warrants Conversion [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of shares converted		41,822